SEGMENT INFORMATION AND REVENUE ANALYSIS - Summary information for reporting segment (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Summary information for reporting segment
Revenues	$ 7,959,494	$ 13,136,588
Cost of revenues	(1,424,240)	(1,645,559)
Gross Profit	6,535,254	11,491,029
Operating expenses:
Selling and marketing expenses	(1,127,725)	(1,168,576)
General and administrative expenses	(8,677,640)	(3,205,845)
Research and development expenses	(7,180,293)	(2,027,439)
Total operating expenses	(16,985,658)	(6,401,860)
Income from operations	(10,450,404)	5,089,169
Interest expense	(358,215)	(238,919)
Interest income	762	264
Subsidy income	56,968	265
Other expenses, net	(49,107)	5,627
Income/(loss) before income tax	(10,799,996)	4,856,406
Operating segment
Summary information for reporting segment
Revenues	7,959,494	13,136,588
Cost of revenues	(1,424,240)	(1,645,559)
Gross Profit	6,535,254	11,491,029
Operating expenses:
Selling and marketing expenses	(1,127,725)	(1,168,576)
General and administrative expenses	(8,677,640)	(3,205,845)
Research and development expenses	(7,180,293)	(2,027,439)
Total operating expenses	(16,985,658)	(6,401,860)
Income from operations	(10,450,404)	5,089,169
Interest expense	(358,215)	(238,919)
Interest income	762	264
Subsidy income	56,968	265
Other expenses, net	(49,107)	5,627
Income/(loss) before income tax	$ (10,799,996)	$ 4,856,406